Loans and Allowance for Loan Losses - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, period increase (decrease)	$ 0	$ 87,000